UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22481

Apollo Senior Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

9 West 57th Street New York, New York 10019
(Address of principal executive offices) (Zip code)

Joseph Moroney, President 9 West 57th Street New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:     (212) 515-3200

Date of fiscal year end:     December 31

Date of reporting period:     September 30, 2019

Item 1. Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 146.5%(a)

AEROSPACE & DEFENSE - 5.7%

Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/07/26(b)(c)(e)	3,030,928	3,057,221
MRO Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 0.00% Floor), 7.10%, 06/04/26(c)	2,905,045	2,868,732
PAE Holding Corp.
First Lien Term Loan, (LIBOR + 5.50%, 1.00% Floor), 7.60%, 10/20/22(c)	1,783,544	1,791,347
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.60%, 10/20/23(c)	1,324,023	1,307,473
Transdigm, Inc.
First Lien 2018 New Term Loan E, (LIBOR + 2.50%, 0.00% Floor), 4.54%, 05/30/25(c)	2,979,849	2,971,893
First Lien Term Loan G, (LIBOR + 2.50%, 0.00% Floor), 4.54%, 08/22/24(c)	2,972,273	2,963,505

		14,960,171

AUTOMOTIVE - 4.9%

AP Exhaust Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.18%, 05/10/24(c)	5,954,151	4,531,109
Innovative XCessories & Services, LLC
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 6.80%, 11/29/22(c)	5,336,804	5,336,804
Wand Newco 3, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.54%, 02/05/26(c)	2,903,551	2,921,698

		12,789,611

BANKING, FINANCE, INSURANCE & REAL ESTATE - 13.9%

AIS Holdco, LLC
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.26%, 08/15/25(c)	2,166,666	2,036,666
Alera Group Intermediate Holdings, Inc.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.54%, 08/01/25(c)	1,622,446	1,636,643
Alliant Holdings Intermediate, LLC
First Lien 2019 New Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 05/09/25(c)	5,866,932	5,833,930
First Lien New Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.05%, 05/09/25(c)	1,110,521	1,093,869

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

Asurion, LLC
First Lien Term Loan B6, (LIBOR + 3.00%, 0.00% Floor), 5.04%, 11/03/23(c)	3,557,269	3,575,055
First Lien Term Loan B7, (LIBOR + 3.00%, 0.00% Floor), 5.04%, 11/03/24(c)	728,194	731,583
Second Lien Term Loan B-2, (LIBOR + 6.50%, 0.00% Floor), 8.54%, 08/04/25(c)	2,136,429	2,173,549
Edelman Financial Center, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.31%, 07/21/25(c)	6,140,863	6,157,843
Second Lien Term Loan, (LIBOR + 6.75%, 0.00% Floor), 8.81%, 07/20/26(c)	911,369	913,078
Forest City Enterprises, L.P.
First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.04%, 12/08/25(c)	1,360,907	1,372,604
MPH Acquisition Holdings, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/07/23(c)	2,066,659	1,974,517
NFP Corp.
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.04%, 01/08/24(c)	3,959,389	3,896,296
Sedgwick Claims Management Services, Inc.
First Lien 2019 Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.04%, 09/03/26(b)(c)	1,589,715	1,594,285
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 12/31/25(b)(c)	1,994,975	1,964,891
SG Acquisition, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.10%, 03/29/24(c)	1,533,019	1,526,312

		36,481,121

BEVERAGE, FOOD & TOBACCO - 2.3%

JBS, S.A.
First Lien Term Loan B, (LIBOR + 2.50%, 0.00% Floor), 4.54%, 05/01/26(c)	1,426,370	1,434,693
Winebow Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 07/01/21(c)	3,434,402	3,193,994
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.54%, 01/02/22(c)	2,260,897	1,544,950

		6,173,637

See accompanying Notes to Schedule of Investments.  |  1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

CAPITAL EQUIPMENT - 1.9%

Safe Fleet Holdings, LLC
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.04%, 02/03/25(c)	3,740,134	3,635,728
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.79%, 02/02/26(c)	1,403,846	1,362,896

		4,998,624

CHEMICALS, PLASTICS, & RUBBER - 5.2%

Archroma Finance S.A.R.L (Luxembourg)
First Lien Term Loan B-2, (LIBOR + 4.00%, 0.00% Floor), 6.34%, 08/12/24(c)(e)	2,084,679	2,084,679
Perstorp Holding AB (Sweden)
First Lien Term Loan, (LIBOR + 4.75%, 0.00% Floor), 6.85%, 02/27/26(c)(e)	2,828,130	2,686,724
Starfruit US Holdco, LLC
First Lien Term Loan B, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 10/01/25(c)	3,991,659	3,918,812
Tronox Finance, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.82%, 09/23/24(b)(c)	4,986,735	4,991,647

		13,681,862

CONSTRUCTION & BUILDING - 4.4%

Associated Asphalt Partners, LLC
First Lien Term Loan B, (LIBOR + 5.25%, 1.00% Floor), 7.29%, 04/05/24(c)	5,222,065	4,969,683
Forterra Finance, LLC
First Lien Term Loan, (LIBOR + 3.00%, 1.00% Floor), 5.04%, 10/25/23(b)(c)	1,994,788	1,892,555
Pisces Midco, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 04/12/25(c)	2,984,887	2,928,920
Terra Millennium Corp.
First Lien First Out Term Loan, (LIBOR + 6.75%, 1.00% Floor), 8.81%, 10/31/22(c)	1,737,219	1,722,018

		11,513,176

CONSUMER GOODS: DURABLE - 2.9%

Edgewell Personal Care Company
First Lien Term Loan A, (LIBOR + 1.75%, 0.00% Floor), 1.75%, 09/20/24(b)(c)(d)	467,742	467,742
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 09/18/26(b)(c)	1,466,458	1,471,048

	Principal Amount ($)	Value ($)
CONSUMER GOODS: DURABLE (continued)

PT Holdings, LLC
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.04%, 12/09/24(c)	5,051,054	4,933,213
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.04%, 12/08/25(c)(d)	625,000	625,000

		7,497,003

CONSUMER GOODS: NON-DURABLE - 1.4%

Kronos Acquisition Holdings, Inc. (Canada)
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.26%, 05/15/23(c)(e)	3,778,514	3,594,312

CONTAINERS, PACKAGING & GLASS - 2.2%

Anchor Glass Container Corp.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.81%, 12/07/23(b)(c)	3,989,796	3,146,952
Strategic Materials Holding Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 6.00%, 11/01/24(c)	2,856,539	2,528,037

		5,674,989

ENERGY: OIL & GAS - 0.7%

Ascent Resources - Marcellus, LLC
First Lien Term Loan A, (LIBOR + 6.50%, 1.00% Floor), 8.53%, 03/30/23(c)	452,027	438,466
Sheridan Investment Partners I, LLC
Deferred Principal Facility I, 10/01/19(d)(l)	4,749	3,562
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 5.56%, 10/01/19(c)	1,429,896	1,115,319
Sheridan Production Partners I-A, L.P.
Deferred Principal Facility I-A, 10/01/19(d)(l)	629	472
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 5.56%, 10/01/19(c)	189,473	147,789
Sheridan Production Partners I-M, L.P.
Deferred Principal Facility I-M, 10/01/19(d)(l)	384	288
First Lien Tranche B-2, (LIBOR + 3.50%, 0.75% Floor), 5.56%, 10/01/19(c)	115,731	90,270

		1,796,166

2  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS - 13.6%

Amneal Pharmaceuticals, LLC
First Lien Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.56%, 05/04/25(b)(c)	2,992,422	2,569,743
Auris Luxembourg III S.A R.L. (Luxembourg)
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 02/27/26(c)(e)	1,877,888	1,870,254
Bausch Health Companies, Inc. (Canada)
First Lien Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 11/27/25(c)(e)	700,000	702,233
BioClinica Holding I, LP
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.44%, 10/20/23(b)(c)	4,670,283	4,514,600
BW NHHC HoldCo, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.05%, 05/15/25(c)	3,989,899	3,351,515
CT Technologies Intermediate Hldgs, Inc.
First Lien New Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.29%, 12/01/21(b)(c)	4,164,713	3,821,124
Endo International PLC (Ireland)
First Lien Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 6.31%, 04/29/24(c)(e)	4,621,228	4,220,498
Hanger, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 0.00% Floor), 5.54%, 03/06/25(c)	2,338,217	2,347,722
Inovalon Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.56%, 04/02/25(c)	2,754,047	2,773,670
Lanai Holdings III, Inc.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 10.76%, 08/28/23(c)(d)	869,565	782,609
Medical Solutions Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 06/14/24(c)	2,933,443	2,933,443
Pluto Acquisition I, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.28%, 06/22/26(c)(d)	2,144,451	2,117,646
Team Health Holdings, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.79%, 02/06/24(b)(c)	4,309,532	3,573,313

		35,578,370

	Principal Amount ($)	Value ($)
HIGH TECH INDUSTRIES - 26.7%

Almonde, Inc.
First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 5.70%, 06/13/24(c)	4,977,295	4,853,111
Aspect Software, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.21%, 01/15/24(b)(c)	3,372,951	3,204,304
DigiCert, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.04%, 10/31/24(c)	5,588,575	5,587,401
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 10.04%, 10/31/25(c)	1,287,754	1,284,534
Electronics for Imaging, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.10%, 07/23/26(c)	4,814,517	4,501,573
Flexera Software, LLC
First Lien Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 5.55%, 02/26/25(c)	2,895,468	2,905,125
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 9.30%, 02/26/26(c)	1,403,111	1,400,480
Help/Systems Holdings, Inc.
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 03/28/25(c)	3,970,895	3,965,932
Imperva, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.30%, 01/12/26(c)	3,912,416	3,814,606
ION Trading Technologies S.A.R.L (Luxembourg)
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.06%, 11/21/24(c)(e)	5,810,131	5,545,770
Ivanti Software, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.30%, 01/20/24(c)	5,916,561	5,906,414
Red Ventures, LLC
First Lien Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 5.04%, 11/08/24(c)	2,963,552	2,978,992
Riverbed Technology, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.30%, 04/24/22(b)(c)	4,003,014	3,324,763
SolarWinds Holdings, Inc.
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 02/05/24(c)	2,972,235	2,979,205

See accompanying Notes to Schedule of Investments.  |  3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Syncsort, Inc.
First Lien Term Loan B, (LIBOR + 4.50%, 0.00% Floor), 6.54%, 08/16/24(c)	1,488,722	1,485,000
Second Lien Term Loan, (LIBOR + 9.00%, 1.00% Floor), 11.04%, 08/18/25(c)	2,500,000	2,488,750
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 6.29%, 07/10/20(c)	3,984,981	3,956,747
Vertafore, Inc.
First Lien Term Loan, (LIBOR + 3.25%, 0.00% Floor), 5.29%, 07/02/25(c)	6,004,375	5,846,790
Second Lien Term Loan, (LIBOR + 7.25%, 0.00% Floor), 9.29%, 07/02/26(c)	1,234,301	1,217,329
Wall Street Systems Delaware, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 0.00% Floor), 7.26%, 11/21/24(c)	2,561,328	2,550,122
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 5.04%, 11/21/24(c)	313,212	312,038

		70,108,986

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.2%

Acosta, Inc.
First Lien Term Loan B, (Prime + 2.25%, 1.00% Floor), 7.25%, 09/26/21(c)	629,221	197,418
Advantage Sales & Marketing, Inc.
First Lien Incremental Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.29%, 07/23/21(c)	3,030,675	2,820,422
First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.29%, 07/23/21(b)(c)	2,953,801	2,765,910
F & W Media, Inc.
First Lien Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.55%, 05/24/22(c)(d)(f)(l)	364,237	509
First Lien Term Loan B-2, (LIBOR + 10.00%, 1.50% Floor), 12.05%, 05/24/22(c)(d)(f)(l)	1,033,892	—

		5,784,259

MEDIA: BROADCASTING & SUBSCRIPTION - 13.8%

CSC Holdings, LLC
First Lien Term Loan, (LIBOR + 3.00%, 0.00% Floor), 5.03%, 04/15/27(c)	3,387,343	3,395,100
First Lien Term Loan B, (LIBOR + 2.25%, 0.00% Floor), 4.28%, 01/15/26(c)	1,354,305	1,355,660

	Principal Amount ($)	Value ($)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Global Eagle Entertainment, Inc.
First Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 9.71%, 01/06/23(c)	6,356,710	5,914,378
Nexstar Broadcasting, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.81%, 09/18/26(c)	2,551,832	2,566,377
Radiate Holdco, LLC
First Lien Incremental Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 5.54%, 02/01/24(c)	1,993,326	1,996,815
First Lien Term Loan, (LIBOR + 3.00%, 0.75% Floor), 5.04%, 02/01/24(b)(c)	4,105,218	4,095,653
Univision Communications, Inc.
First Lien Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.79%, 03/15/24(c)	7,780,355	7,578,960
Urban One, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 6.05%, 04/18/23(c)	1,356,384	1,316,710
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.80%, 05/18/25(b)(c)	5,074,744	4,941,532
Ziggo Secured Finance Partnership (Netherlands)
First Lien Term Loan E, (LIBOR + 2.50%, 0.00% Floor), 4.53%, 04/15/25(b)(c)(e)	3,000,000	2,997,585

		36,158,770

MEDIA: DIVERSIFIED & PRODUCTION - 1.1%

Learfield Communications, LLC
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 5.30%, 12/01/23(c)	2,984,656	2,998,833

RETAIL - 8.8%

Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 20.00%, 05/15/20(d)(g)(h)(l)	263,440	141,892
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/24/23(c)(d)(g)(l)	868,743	—
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 2.00%, 04/24/23(c)(d)(g)(l)	1,063,663	—
Vendor Payment Term Loan, 20.00%, 05/15/20(d)(g)(h)(l)	47,472	25,569
EG America, LLC
First Lien Term Loan, (LIBOR + 4.00%, 0.00% Floor), 6.10%, 02/07/25(c)	5,939,039	5,881,876

4  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

RETAIL (continued)

General Nutrition Centers, Inc.
First Lien FILO Term Loan, (LIBOR + 7.00%, 0.00% Floor), 9.05%, 12/31/22(c)	3,072,350	3,089,909
Neiman Marcus Group, Inc.
First Lien Term Loan, (LIBOR + 6.00%, 1.50% Floor), 8.06%, 10/25/23(b)(c)	3,833,103	2,931,729
Petco Animal Supplies, Inc.
First Lien Second Amendment Term Loan B1, (LIBOR + 3.25%, 1.00% Floor), 5.51%, 01/26/23(b)(c)	5,000,000	3,808,925
PetSmart, Inc.
First Lien Term Loan B-2, (LIBOR + 4.00%, 1.00% Floor), 6.04%, 03/11/22(b)(c)	7,476,481	7,307,887

		23,187,787

SERVICES: BUSINESS - 16.6%

Air Medical Group Holdings, Inc.
First Lien Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 5.31%, 04/28/22(c)	4,490,672	4,214,698
Allied Universal Holdco, LLC
First Lien Term Loan, (LIBOR + 4.25%, 0.00% Floor), 6.51%, 07/10/26(c)	1,819,820	1,824,651
Applied Systems, Inc.
First Lien Term Loan B, (LIBOR + 3.00%, 1.00% Floor), 5.10%, 09/19/24(b)(c)	1,994,911	1,994,352
AQ Carver Buyer, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/23/25(b)(c)	1,093,525	1,088,057
CareStream Health, Inc.
First Lien Term Loan, (LIBOR + 5.75%, 1.00% Floor), 7.79%, 02/28/21(c)	613,755	587,670
Second Lien Extended Term Loan, (LIBOR + 9.50%, 1.00% Floor), 11.54%, 06/07/21(c)	2,164,520	2,077,939
DG Investment Intermediate Holdings 2, Inc.
First Lien Incremental Term Loan, (LIBOR + 3.75%, 0.75% Floor), 5.79%, 02/03/25(c)(d)	1,877,863	1,868,473
First Lien Term Loan, (LIBOR + 3.00%, 0.75% Floor), 5.04%, 02/03/25(c)	987,415	971,986
Electro Rent Corp.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 7.28%, 01/31/24(c)	2,227,344	2,238,481
Ensemble RCM, LLC
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 6.00%, 08/03/26(c)	2,757,362	2,761,099

	Principal Amount ($)	Value ($)
SERVICES: BUSINESS (continued)

Envision Healthcare Corp.
First Lien Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 10/10/25(c)	4,967,363	4,068,569
Evergreen Skills Lux S.A.R.L. (Luxembourg)
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.95%, 04/28/21(c)(e)	2,994,818	2,434,038
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 10.45%, 04/28/22(c)(e)	1,000,000	305,555
Navicure, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 11/01/24(b)(c)	2,992,386	2,995,199
First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 4.00%, 09/18/26(b)(c)	1,968,750	1,971,211
Refinitiv US Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 0.00% Floor), 5.79%, 10/01/25(c)	3,739,986	3,764,147
SGS Cayman, L.P.
First Lien Term Loan B, (LIBOR + 5.38%, 1.00% Floor), 7.48%, 04/23/21(c)	1,081,839	1,074,066
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (LIBOR + 5.25%, 1.00% Floor), 7.29%, 06/30/22(c)	2,577,911	2,582,216
Sutherland Global Services, Inc.
First Lien Term Loan, (LIBOR + 5.38%, 1.00% Floor), 7.48%, 04/23/21(c)	4,646,981	4,613,592

		43,435,999

SERVICES: CONSUMER - 2.3%

USS Ultimate Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.95%, 08/25/24(c)	3,562,679	3,571,140
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 9.95%, 08/25/25(c)	2,500,000	2,462,500

		6,033,640

TELECOMMUNICATIONS - 13.4%

CenturyLink, Inc.
First Lien Term Loan A, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 11/01/22(c)	742,750	745,907
First Lien Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 4.79%, 01/31/25(c)	5,982,732	5,951,173
Flight Bidco, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.00% Floor), 5.54%, 07/23/25(c)	3,639,591	3,610,019

See accompanying Notes to Schedule of Investments.  |  5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

TELECOMMUNICATIONS (continued)

Frontier Communications Corp.
First Lien Term Loan B, (LIBOR + 3.75%, 0.75% Floor), 5.80%, 06/15/24(b)(c)	2,982,195	2,981,136
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Fixed Term Loan B5, 6.63%, 01/02/24(e)(h)	4,748,810	4,866,034
First Lien Term Loan B3, (LIBOR + 3.75%, 1.00% Floor), 5.80%, 11/27/23(c)(e)	3,666,667	3,682,140
First Lien Term Loan B4, (LIBOR + 4.50%, 1.00% Floor), 6.55%, 01/02/24(c)(e)	3,448,622	3,501,420
TierPoint, LLC
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.79%, 05/06/24(c)	2,047,701	1,910,761
U.S. TelePacific Corp.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 7.10%, 05/02/23(b)(c)	4,784,808	4,668,179
Zacapa, LLC
First Lien Term Loan B, (LIBOR + 5.00%, 0.75% Floor), 7.10%, 07/02/25(b)(c)	3,182,978	3,205,530

		35,122,299

TRANSPORTATION: CONSUMER - 0.8%

Travel Leaders Group, LLC
First Lien Term Loan B, (LIBOR + 4.00%, 0.00% Floor), 6.05%, 01/25/24(c)	1,987,412	1,994,040

UTILITIES: ELECTRIC - 1.7%

Brookfield WEC Holdings, Inc.
First Lien Term Loan, (LIBOR + 3.50%, 0.75% Floor), 5.54%, 08/01/25(c)	4,478,746	4,498,632

Total Senior Loans (Cost $394,549,654)		384,062,287

Corporate Notes and Bonds - 8.7%

AEROSPACE & DEFENSE - 0.4%

Transdigm, Inc.
6.25%, 03/15/26(h)(i)	1,000,000	1,076,250

AUTOMOTIVE - 1.0%

Tesla, Inc.
5.30%, 08/15/25(h)(i)	3,000,000	2,703,750

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.8%

GTCR AP Finance, Inc.
8.00%, 05/15/27(h)(i)	1,000,000	1,030,000

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

NFP Corp.
6.88%, 07/15/25(h)(i)	1,000,000	996,250

		2,026,250

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc.
6.88%, 02/15/21(h)	1,069,068	1,073,077

ENERGY: OIL & GAS - 1.6%

Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	4,762,000	3,529,832
10.50%,05/15/27(h)(i)	1,000,000	815,000

		4,344,832

HEALTHCARE & PHARMACEUTICALS - 1.1%

Bausch Health Companies, Inc. (Canada)
6.50%, 03/15/22(e)(h)(i)	1,500,000	1,552,500
Team Health Holdings, Inc.
6.38%, 02/01/25(h)(i)	1,807,000	1,257,672

		2,810,172

HIGH TECH INDUSTRIES - 0.5%

Riverbed Technology, Inc.
8.88%, 03/01/23(h)(i)	2,400,000	1,320,000

MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%

CSC Holdings, LLC
5.38%, 02/01/28(h)(i)	1,000,000	1,056,250
Univision Communications, Inc.
5.13%, 02/15/25(h)(i)	1,077,000	1,052,768

		2,109,018

METALS & MINING - 0.0%

ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(d)(j)(l)	26,469	11,117
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(h)(i)(k)(l)	639,000	—

		11,117

SERVICES: CONSUMER - 0.8%

NVA Holdings, Inc.
6.88%, 04/01/26(h)(i)	2,000,000	2,132,500

TELECOMMUNICATIONS - 1.3%

Orbcomm, Inc.
8.00%, 04/01/24(h)(i)	3,194,000	3,305,790

Total Corporate Notes and Bonds (Cost $25,051,587)		22,912,756

6  |  See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2019 (unaudited)

	Share Quantity	Value ($)
Common Stocks - 0.9%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.6%

Medical Card System, Inc.(d)(l)	991,230	1,506,670

ENERGY: OIL & GAS - 0.3%

Ascent Resources Marcellus Holdings, Inc.(l)	324,739	730,663
HGIM Corp.(d)(l)	9,820	120,295
Southcross Holdings Borrower, GP LLC(d)(l)	129	—
Southcross Holdings Borrower, L.P. Class A-II(d)	129	61,275

		912,233

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%

F & W Media, Inc.(d)(f)(l)	9,511	—

RETAIL - 0.0%

Charming Charlie, LLC(d)(g)(l)	8,890,519	—

Total Common Stocks (Cost $2,032,380)		2,418,903

	Share Quantity	Value ($)
Preferred Stock - 0.4%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%

Watford Holdings, Ltd. (Bermuda) (LIBOR + 6.68%, 1.00% Floor),
8.78%(d)(e)	37,863	946,575

Total Preferred Stocks (Cost $927,643)		946,575

Warrants - 0.0%

ENERGY: OIL & GAS - 0.0%

Ascent Resources Marcellus Holdings, Inc.(d)(l)	84,077	2,522

Total Warrants (Cost $8,408)		2,522

Total Investments - 156.5%
(Cost of $422,569,672)		410,343,043
Other Assets & Liabilities, Net - (2.8)%		(7,423,051)
Loan Outstanding - (53.7)%(m)(n)		(140,759,147)

Net Assets (Applicable to Common Shares) - 100.0%		262,160,845

(a)

“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2019. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)

The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of September 30, 2019, the 1, 2, 3 and 6 month LIBOR rates were 2.02%, 2.07%, 2.09% and 2.06%, respectively, and the Prime lending rate was 5.00%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	The issuer has filed for Chapter 11 bankruptcy protection as of March 10, 2019.
(g)	The issuer has filed for Chapter 11 bankruptcy protection as of July 11, 2019.
(h)	Fixed rate asset.
(i)

Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2019, these securities amounted to $21,828,562, or 8.33% of net assets.

(j)	The issuer is in default of its payment obligations as of July 5, 2018.
(k)	The issuer is in default of its payment obligations as of May 5, 2015.
(l)	Non-income producing asset.
(m)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(n)	Principal of $141,000,000 less unamortized deferred financing costs of $240,853.

See accompanying Notes to Schedule of Investments.  |  7

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

September 30, 2019 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock, and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

8  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2019 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2019 is as follows:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$5,902,604	$5,902,604	$—	$—
Senior Loans	384,062,287	—	378,028,525	6,033,762
Corporate Notes and Bonds	22,912,756	—	22,901,639	11,117
Common Stocks	2,418,903	—	730,663	1,688,240
Preferred Stock	946,575	—	—	946,575
Warrants	2,522	—	—	2,522
Unrealized appreciation on Unfunded Loan Commitments	2,280	—	2,280	—

Total Assets	$416,247,927	$5,902,604	$401,663,107	$8,682,216

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2019 through September 30, 2019:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stock	Warrants

Total Fair Value, beginning of period	$12,903,157	$8,720,408	$3,066	$532,168	$3,644,993	$2,522
Purchases, including capitalized PIK	4,842,917	4,842,917	—	—	—	—
Sales/Paydowns	(9,895,785)	(6,842,360)	—	—	(3,053,425)	—
Accretion/(amortization) of discounts/(premiums)	339,143	339,143	—	—	—	—
Net realized gain/(loss)	126,391	65,322	—	—	61,069	—
Change in net unrealized appreciation/(depreciation)	1,128,734	(329,327)	8,051	1,156,072	293,938	—
Transfers into Level 3	782,609	782,609	—	—	—	—
Transfers out of Level 3	(1,544,950)	(1,544,950)	—	—	—	—

Total Fair Value, end of period	$8,682,216	$6,033,762	$11,117	$1,688,240	$946,575	$2,522

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2019 was $715,015.

  |  9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2019 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2019:

Assets	Fair Value at September 30, 2019	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$5,865,792	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	167,461	Recoverability(b)	Liquidation Proceeds(b)	$5.3m - $5.5m

	509	Recoverability(b)	Liquidation Proceeds(b)	$11.1m

Corporate Notes and Bonds	11,117	Recoverability(b)(c)(d)	Liquidation Proceeds(b)	$6.1m
			Estimated Transaction Value(c)	N/A
			Discount Rate(d)	2.06%

	—	Recoverability(b)	Liquidation Proceeds(b)	$0

Common Stocks	—	Recoverability(b)	Liquidation Proceeds(b)	$5.3m - $5.5m

	—	Recoverability(b)	Liquidation Proceeds(b)	$11.1m

	1,506,670	Market Comparable Approach(e)	EBITDA Multiple(e)	1.9x

	181,570	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	946,575	Discounted Cash Flow(f)	Discount Rate(f)	8.25%

Warrants	2,522	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$8,682,216

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)

The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)

The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was an estimated transaction value. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)

The Fund utilized a recoverability approach to fair value this security. The significant unobservable input used in the valuation model was a discount rate. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(e)

The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)

The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

10  |

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

September 30, 2019 (unaudited)

Federal Tax Information

Cost for U.S federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments as of September 30, 2019 were as follows:

Apollo Senior Floating Rate Fund Inc.

Federal tax basis, cost	$423,511,563

Unrealized appreciation	5,011,226
Unrealized depreciation	(18,179,747)

Net unrealized appreciation/(depreciation)*	$(13,168,521)

General Commitments and Contingencies

As of September 30, 2019, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments

Allied Universal Holdco, LLC Delayed Draw Term Loan	$180,180
Aveanna Healthcare, LLC Bridge Term Loan	2,455,444
Centene Corporation Bridge Term Loan TR 1	511,013
Centene Corporation Bridge Term Loan TR 2	471,705
Zayo Group Holdings, Inc. Backstop Term Loan	2,745,037
Zayo Group Holdings, Inc. Bridge Term Loan	1,347,254

Total unfunded loan commitments	$7,710,633

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

  |  11

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Senior Floating Rate Fund Inc.

By (Signature and Title) /s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 11/14/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date 11/14/2019

By (Signature and Title) /s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date 11/14/2019